INTEREST-BEARING LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2021
INTEREST-BEARING LOANS AND BORROWINGS
INTEREST-BEARING LOANS AND BORROWINGS

19      INTEREST-BEARING LOANS AND BORROWINGS

	December 31,	December 31,
	2021	2020
Long-term loans and borrowings

Lease liabilities (Note 20 (b))	12,594,455	7,086,151

Medium-term notes and bonds (Note 19(b))
– Unsecured	19,222,586	18,975,379

Long-term bank and other loans (Note 19(a))
– Secured (Note 19(f))	11,008,215	9,216,299
– Guaranteed (Note 19(e))	3,132,529	4,846,446
– Unsecured	27,984,442	28,951,819
	42,125,186	43,014,564
Total long-term loans and borrowings	73,942,227	69,076,094

Current portion of lease liabilities	(987,664)	(828,272)

Current portion of medium-term notes and bonds	(2,999,599)	(7,100,711)

Current portion of long-term bank and other loans	(5,859,115)	(3,629,014)
	(9,846,378)	(11,557,997)

Non-current portion of long-term loans and borrowings	64,095,849	57,518,097

	December 31,	December 31,
	2021	2020
Short-term loans and borrowings
Bank and other loans (Note 19(c))
– Secured (Note 19(f))	513,100	863,738
– Guaranteed (Note 19(e))	—	50,000
– Unsecured	8,706,230	19,824,292

	9,219,330	20,738,030

Short-term bonds, unsecured (Note 19(d))	5,440,414	2,411,256
Current portion of lease liabilities	987,664	828,272
Current portion of medium-term notes and bonds	2,999,599	7,100,711
Current portion of long-term bank and other loans	5,859,115	3,629,014
	15,286,792	13,969,253

Total short-term borrowings and current portion of long-term loans and borrowings	24,506,122	34,707,283

As of December 31, 2021, except for loans and borrowings of the Group amounting to RMB11 million (December 31, 2020: RMB15 million) and RMB1,333 million (December 31, 2020:RMB1,312 million) which were denominated in JPY and USD, respectively, all loans and borrowings were denominated in RMB.

19      INTEREST-BEARING LOANS AND BORROWINGS (CONTINUED)

As of December 31, 2021, included in the Group’s interest-bearing loans and borrowings are loans provided by subsidiaries of Chinalco RMB13,029 million (December 31, 2020: RMB8,887 million), as set out in Note 36(b). There were no interest-bearing loans and borrowings obtained from joint ventures and associates as of December 31, 2021 and 2020.

As of December 31, 2021, Shangdong Huayu Alloy Materials Co. Ltd. (“Shangdong Huayu”), a subsidiary of the Company did not repay short-term secured bank loans with principal amount of RMB113 million, which resulted in an event of default and there is no further impact extended to the Group.

(a)      Long-term bank and other loans

The maturity of long-term bank and other loans is set out below:

	Loans from banks and other				Total of long-term bank and
	financial institutions		Other loans		other loans
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020

Within 1 year	5,856,967	3,626,564	2,148	2,450	5,859,115	3,629,014
Between 1 and 2 years	11,835,504	6,700,238	2,148	2,450	11,837,652	6,702,688
Between 2 and 5 years	9,764,992	15,630,738	6,445	7,350	9,771,437	15,638,088
Over 5 years	14,656,982	17,042,324	—	2,450	14,656,982	17,044,774

	42,114,445	42,999,864	10,741	14,700	42,125,186	43,014,564

19      INTEREST-BEARING LOANS AND BORROWINGS (CONTINUED)

(b)      Medium-term notes and bonds

Outstanding medium-term bonds and private placement notes of the Group as of December 31, 2021 are summarized as follows:

		Effective	December 31,	December 31,
	Face value /maturity	interest rate	2021	2020
2018 Medium-term notes	2,000,000RMB/2021	5.84%	—	1,998,802
2019 Medium-term notes	2,000,000RMB/2024	4.31%	1,989,090	1,985,264
2020 Medium-term notes	900,000RMB/2023	3.04%	898,866	897,972
2021 Medium-term notes	1,000,000RMB/2024	3.21%	997,028	—
2018 Medium-term bonds	1,100,000RMB/2021	4.66%	—	1,099,284
2018 Medium-term bonds	900,000RMB/2023	5.06%	899,323	898,807
2018 Medium-term bonds	1,400,000RMB/2021	4.30%	—	1,398,160
2018 Medium-term bonds	1,600,000RMB/2023	4.57%	1,597,988	1,597,071
2019 Medium-term bonds	2,000,000RMB/2022	3.84%	1,999,809	1,999,196
2019 Medium-term bonds	2,000,000RMB/2029	4.57%	1,997,440	1,997,265
2019 Medium-term bonds	1,000,000RMB/2022	3.52%	999,790	999,623
2020 Medium-term bonds	500,000RMB/2025	3.31%	499,876	499,853
2020 Medium-term bonds	1,000,000RMB/2023	3.07%	999,787	999,617
2018 Hong Kong Medium-term bonds	400,000USD/2021	5.25%	—	2,604,465
2021 Hong Kong Medium-term bonds	500,000USD/2024	1.74%	3,173,180	—
2021 Hong Kong Medium-term bonds	500,000USD/2026	2.24%	3,170,409	—

			19,222,586	18,975,379

Medium-term notes and bonds were issued for capital expenditure and operating cash flows purposes, as well as for the purpose of re-financing of bank loans.

19      INTEREST-BEARING LOANS AND BORROWINGS (CONTINUED)

(c)      Short-term bank and other loans

The weighted average annual interest rate of short-term bank and other loans for the year ended December 31, 2021 was 3.03% (2020: 3.46%).

(d)      Short-term bonds

Outstanding short-term bonds as of December 31, 2021 are summarized as follows:

		Effective	December 31,	December 31,
	Face value /maturity	interest rate	2021	2020

short-term bonds	400,000RMB/2021	2.46%	—	405,997
short-term bonds	500,000RMB/2021	1.52%	—	501,781
short-term bonds	1,000,000RMB/2021	2.45%	—	1,002,925
short-term bonds	500,000RMB/2021	1.61%	—	500,553
short-term bonds	400,000RMB/2022	2.70%	406,036	—
short-term bonds	2,000,000RMB/2022	2.59%	2,022,571	—
short-term bonds	1,000,000RMB/2022	2.55%	1,006,240	—
short-term bonds	2,000,000RMB/2022	2.80%	2,005,567	—

			5,440,414	2,411,256

All the above short-term bonds were issued for working capital needs.

(e)     Guaranteed interest-bearing loans and borrowings

Details of guarantors for the Group’s loans and borrowings are set out as follows:

Guarantors	December 31,	December 31,
	2021	2020
Long-term loans
The Company	1,053,744	2,092,761
Baotou Aluminum Limited Company(包頭鋁業有限公司) and Baotou Communications Investment Group Limited Company(包頭交通投資集團有限公司) (i)	825,000	1,137,500
Ningxia Energy (ii)	935,000	1,134,400
The Company and COSCO SHIPPING BULK Limited company (中遠海運散貨運輸有限公司) (iii)	318,785	318,785
Yinyi Fengdian, Neimenggu, Alashan (ii)	—	144,000
Yinxing Energy (ii)	—	19,000
	3,132,529	4,846,446
Short-term loans
Ningxia Energy (ii)	—	50,000
	3,132,529	4,896,446

Notes:

(i)	The guarantors are a subsidiary of the Company and a related party respectively.
(ii)	The guarantor is a subsidiary of the Company.

19      INTEREST-BEARING LOANS AND BORROWINGS (CONTINUED)

(e)     Guaranteed interest-bearing loans and borrowings (Continued)

(iii)	The joint guarantors are the Company and a third party.

The English names represent the best effort by management of the Group in translating the Chinese names of the companies as they do not have any official English names.

(f)      Details of the assets pledged for bank and other borrowings were set out in Note 24 to the financial statements.